Supplement to the currently effective Statement of Additional Information of each of the listed funds:

Cash Account Trust                                                  o  Scudder International Equity Fund
   o  Government & Agency Securities Portfolio                      o  Scudder Equity 500 Index Fund
   o  Money Market Portfolio                                        o  Daily Assets Fund
   o  Tax-Exempt Portfolio                                          o  Treasury Money Fund
Cash Equivalent Fund                                             Scudder International Equity Fund
   o  Government & Agency Securities Portfolio                   Scudder International Fund
   o  Money Market Portfolio                                     Scudder International Select Equity Fund
   o  Tax-Exempt Portfolio                                       Scudder Japanese Equity Fund
Cash Reserve Fund, Inc.                                          Scudder Large Cap Value Fund
   o  Prime Series                                               Scudder Large Company Growth Fund
   o  Tax-Free Series                                            Scudder Large Company Value Fund
   o  Treasury Series                                            Scudder Latin America Fund
Investors Cash Trust                                             Scudder Lifecycle Long Range Fund
   o  Government & Agency Securities Portfolio                   Scudder Lifecycle Mid Range Fund
   o  Treasury Portfolio                                         Scudder Lifecycle Short Range Fund
Investors Municipal Cash Fund                                    Scudder Massachusetts Tax-Free Fund
   o  Investors Florida Municipal Cash Fund                      Scudder Mid Cap Fund
   o  Investors Michigan Municipal Cash Fund                     Scudder Micro Cap Fund
   o  Investors New Jersey Municipal Cash Fund                   Scudder Money Funds
   o  Investors Pennsylvania Municipal Cash Fund                    o  Scudder Government & Agency Money Fund
   o  Tax-Exempt New York Money Market Fund                         o  Scudder Money Market Fund
Scudder 21st Century Growth Fund                                    o  Scudder Tax-Exempt Money Fund
Scudder Aggressive Growth Fund                                   Scudder Municipal Bond Fund
Scudder Advisor Funds                                            Scudder New Europe Fund
   o  Cash Management                                            Scudder New York Tax-Free Income Fund
   o  New York Tax Free Money                                    Scudder Pacific Opportunities Fund
   o  Tax-Free Money                                             Scudder Pathway Series: Conservative Portfolio
   o  Treasury Money                                             Scudder Pathway Series: Growth Portfolio
   o  PreservationPlus Income Fund                               Scudder Pathway Series: Moderate Portfolio
Scudder Advisor Funds III                                        Scudder Retirement Fund -- Series V
   o  Money Market                                               Scudder Retirement Fund -- Series VI
   o  PreservationPlus Fund                                      Scudder Retirement Fund -- Series VII
Scudder Balanced Fund                                            Scudder RREEF Real Estate Securities Fund
Scudder Blue Chip Fund                                           Scudder S&P 500 Index Fund
Scudder California Tax-Free Income Fund                          Scudder S&P 500 Stock Fund
Scudder Capital Growth Fund                                      Scudder Select 500 Fund
Scudder Cash Reserves Fund                                       Scudder Short Duration Fund
Scudder-Dreman Financial Services Fund                           Scudder Short-Term Bond Fund
Scudder-Dreman High Return Equity Fund                           Scudder Short-Term Municipal Bond Fund
Scudder Dreman-Small Cap Value Fund                              Scudder Small Cap Growth Fund
Scudder Development Fund                                         Scudder Small Company Stock Fund
Scudder Dynamic Growth Fund                                      Scudder Small Company Value Fund
Scudder EAFE Equity Index Fund                                   Scudder Strategic Income Fund
Scudder Emerging Markets Debt Fund                               Scudder Target 2010 Fund
Scudder Emerging Markets Growth Fund                             Scudder Target 2011 Fund
Scudder Emerging Markets Income Fund                             Scudder Target 2012 Fund
Scudder Fixed Income Fund                                        Scudder Target 2013 Fund
Scudder Flag Investors Communications Fund                       Scudder Tax Advantaged Dividend Fund
Scudder Flag Investors Equity Partners Fund                      Scudder Total Return Bond Fund
Scudder Flag Investors Value Builder Fund                        Scudder Total Return Fund
Scudder Florida Tax-Free Income Fund                             Scudder US Bond Index Fund
Scudder Focus Value Plus Growth Fund                             Scudder US Government Securities Fund
Scudder Global Bond Fund                                         Scudder Worldwide 2004 Fund
Scudder Global Discovery Fund                                    Scudder Yieldwise Funds
Scudder Global Fund                                                 o  Scudder Yieldwise Government & Agency Money Fund
Scudder GNMA Fund                                                   o  Scudder Yieldwise Money Fund
Scudder Gold and Precious Metals Fund                               o  Scudder Yieldwise Municipal Money Fund
Scudder Greater Europe Growth Fund                               Scudder Investments VIT Funds
Scudder Growth Fund                                                 o  Scudder EAFE Equity Index Fund
Scudder Growth & Income Fund                                        o  Scudder Equity 500 Index Fund
Scudder High Income Fund                                            o  Scudder Real Estate Securities Portfolio
Scudder High Income Plus Fund                                       o  Scudder Small Cap Index Fund
Scudder High Income Opportunity Fund                             Scudder Variable Series I
Scudder Income Fund                                                 o  Scudder Bond Portfolio
Scudder Institutional Funds                                         o  Scudder Balanced Portfolio
   o  Cash Management Fund                                          o  Scudder Growth and Income Portfolio
   o  Cash Reserves Fund



   o  Scudder Capital Growth Portfolio                              o  SVS Janus Growth and Income Portfolio
   o  Scudder 21st Century Growth Portfolio                         o  SVS Janus Growth Opportunities Portfolio
   o  Scudder Global Discovery Portfolio                            o  SVS MFS Strategic Value Portfolio
   o  Scudder International Portfolio                               o  SVS Turner Mid Cap Growth Portfolio
   o  Scudder Health Sciences Portfolio                             o  SVS Oak Strategic Equity Portfolio
   o  Money Market Portfolio                                        o  Scudder Fixed Income Portfolio
Scudder Variable Series II                                          o  Scudder Global Blue Chip Portfolio
   o  Scudder Aggressive Growth Portfolio                           o  Scudder Government & Agency Securities Portfolio
   o  Scudder Blue Chip Portfolio                                   o  Scudder Growth Portfolio
   o  Scudder Large Cap Value Portfolio                             o  Scudder High Income Portfolio
   o  SVS Davis Venture Value Portfolio                             o  Scudder International Select Equity Portfolio
   o  SVS Dreman Financial Services Portfolio                       o  Scudder Money Market Portfolio
   o  SVS Dreman High Return Equity Portfolio                       o  Scudder Small Cap Growth Portfolio
   o  SVS Dreman Small Cap Value Portfolio                          o  Scudder Strategic Income Portfolio
   o  SVS Eagle Focused Large Cap Growth Portfolio                  o  Scudder Technology Growth Portfolio
   o  SVS Focus Value+Growth Portfolio                              o  Scudder Total Return Portfolio
   o  SVS Index 500 Portfolio                                    Tax-Exempt California Money Market Fund
   o  SVS Invesco Dynamic Growth Portfolio



The following information is added to or amends each Fund's Statement of Additional Information:

You may obtain information about how a fund voted proxies related to its portfolio securities during the 12-month period ended June 30 by visiting the Securities and Exchange Commission's Web site at www.sec.gov or by visiting our Web site at: aarp.scudder.com for Class AARP shares, myscudder.com for Class S shares, or scudder.com for all other classes (type "proxy voting" in the search field).



               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE



September 27, 2004